ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Divestiture of Discontinued Operation - Additional Information (Details) $ in Millions				12 Months Ended
	May 31, 2023 installment	Feb. 10, 2023 USD ($) shares	Aug. 10, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 15, 2022 USD ($)
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Cash consideration				$ 1,061.5
Cash consideration				$ 1,027.5
Chirano
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Discount rate of deferred payment consideration				10.00%
Number of warrant received | shares		5,000,000.0
Percentage of equity interest disposed off			90.00%
Total consideration			$ 225.0
Cash consideration received			$ 60.0
Asante shares received as consideration | shares			34,962,584
Deferred payment consideration, due on the six-month anniversary of closing			$ 55.0
Deferred payment consideration, due on each of the one-year and two-year anniversaries of closing			$ 36.9
Gain (loss) on disposition				$ 0.5
Chirano | Amendment of sale agreement
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Deferred payment consideration, due on the six-month anniversary of closing		$ 55.0
Deferred payment consideration, number of installments | installment	4
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Impairment change on sale of business				$ 671.0
Discount rate of deferred payment consideration				20.00%
Total consideration					$ 340.0
Cash consideration received				$ 300.0
Gain (loss) on disposition				80.9
Deferred payment consideration				40.0
Goodwill impairment loss				158.8
Highland Gold Mining group | Discontinued operations
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Impairment change on sale of business				671.0
Cash consideration received				300.0
Gain (loss) on disposition				80.9
Chirano Mine
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Gain (loss) on disposition				$ 0.5